CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total KRW	Common Shares USD ($)	Common Shares KRW	Additional Paid-in Capital USD ($)	Additional Paid-in Capital KRW	Retained Earnings (Accumulated deficit) USD ($)	Retained Earnings (Accumulated deficit) KRW	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) KRW	Non-Controlling Interest in Subsidiaries USD ($)	Non-Controlling Interest in Subsidiaries KRW
Beginning Balance at Dec. 31, 2010		98,412,000		3,474,000		75,395,000		4,995,000		3,552,000		10,996,000
Beginning Balance (in shares) at Dec. 31, 2010				6,948,900
Comprehensive income (loss)
Foreign currency translation adjustments, net of tax		(510,000)								(510,000)
Net income (loss)		12,757,000						14,928,000				(2,171,000)
Ending Balance at Dec. 31, 2011		110,659,000		3,474,000		75,395,000		19,923,000		3,042,000		8,825,000
Ending Balance (in shares) at Dec. 31, 2011				6,948,900
Comprehensive income (loss)
Foreign currency translation adjustments, net of tax		(41,000)								(41,000)
Net income (loss)		(20,540,000)						(12,224,000)				(8,316,000)
Ending Balance at Dec. 31, 2012	85,362	90,078,000	3,292	3,474,000	71,446	75,395,000	7,295	7,699,000	2,846	3,001,000	483	509,000
Ending Balance (in shares) at Dec. 31, 2012			6,948,900
Comprehensive income (loss)
Foreign currency translation adjustments, net of tax	(1,258)	(1,327,000)							(1,258)	(1,327,000)
Net income (loss)	(18,717)	(19,751,000)					(17,614)	(18,588,000)			(1,103)	(1,163,000)
Changes in ownership interest in subsidiaries					(302)	(319,000)					302	319,000
Ending Balance at Dec. 31, 2013	$ 65,387	69,000,000	$ 3,292	3,474,000	$ 71,144	75,076,000	$ (10,319)	(10,889,000)	$ 1,588	1,674,000	$ (318)	(335,000)
Ending Balance (in shares) at Dec. 31, 2013			6,948,900